Nature of the Business and Basis of Presentation - Impacts of Error on Condensed Financial Statements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nature of the Business and Basis of Presentation
Carrying Value		$ 75,877
Additional paid-in capital	$ 395,563	9,194
Accumulated deficit	(104,739)	(93,881)
Stockholders' deficit	$ 290,838	$ (84,686)	$ (58,510)